Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northeast Investors Trust
Entity Central Index Key	0000072760
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Northeast Investors Trust
Shareholder Report [Line Items]
Fund Name	Northeast Investors Trust
Class Name	Northeast Investors Trust
Trading Symbol	NTHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Northeast Investors Trust (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.northeastinvestors.com/downloads. You can also request this information by contacting us at 1-800-225-6704.
Additional Information Phone Number	1-800-225-6704
Additional Information Website	www.northeastinvestors.com/downloads
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Northeast Investors Trust	$190	1.87%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.87%
Net Assets	$ 126,879,923
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 319,717
Investment Company, Portfolio Turnover	27.45%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2025)
Net Assets ($)	$126,879,923
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	27.45%
Total Trustee Fees Paid ($)	$319,717

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Top Ten Sector Breakdown*
(% of Net Assets)

Technology	11.6%
Aerospace/Defense	8.0%
Tobacco	7.6%
Building Products	7.2%
Diversified Chemicals	6.6%
Metals & Mining	5.9%
Oil & Gas Drilling	5.2%
Industrial Service / Manufacturing	5.0%
Energy/Natural Resources	4.9%
Healthcare	4.1%
Top Ten Holdings*
(% of Net Assets)

Pyxus Holdco, Inc. 8.5%, 12/31/27	7.6%
Spirit Aerosystems Inc. 9.375%, 11/30/29	4.2%
Mallinckrodt 14.75%, 11/14/28	4.1%
KB Home 7.25%, 7/15/30	4.0%
XPO Logistics, Inc. 6.25%, 6/1/28	4.0%
Western Digital Corp. 4.75%, 2/15/26	3.9%
SS&C Technologies 5.5%, 9/30/27	3.9%
Performance Food Group 5.5%, 10/15/27	3.9%
Comstock Resources, Inc. 6.75%, 3/01/29	3.9%
Tidewater, Inc. 8.5%, 11/16/26	3.8%

*	Does not include Cash Equivalents
Asset Allocation
(% of Net Assets)

Largest Holdings [Text Block]
Top Ten Holdings*
(% of Net Assets)

Pyxus Holdco, Inc. 8.5%, 12/31/27	7.6%
Spirit Aerosystems Inc. 9.375%, 11/30/29	4.2%
Mallinckrodt 14.75%, 11/14/28	4.1%
KB Home 7.25%, 7/15/30	4.0%
XPO Logistics, Inc. 6.25%, 6/1/28	4.0%
Western Digital Corp. 4.75%, 2/15/26	3.9%
SS&C Technologies 5.5%, 9/30/27	3.9%
Performance Food Group 5.5%, 10/15/27	3.9%
Comstock Resources, Inc. 6.75%, 3/01/29	3.9%
Tidewater, Inc. 8.5%, 11/16/26	3.8%

*	Does not include Cash Equivalents